Advances to Suppliers	12 Months Ended
Sep. 30, 2025
Advances to Suppliers [Abstract]
ADVANCES TO SUPPLIERS

8. ADVANCES TO SUPPLIERS

As of September 30, 2024 and 2025, advances to suppliers consisted of the following:

	As of September 30,
	2024	2025
Prepayment for purchase of battery packs	$16,637,595	$9,138,389
Others	251,990	144,364
Advances to suppliers	$16,889,585	$9,282,753